Label	Element	Value
SA Worldwide Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SA Worldwide Moderate Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	GOAL
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund’s goal is long-term capital appreciation and current income with a greater emphasis on long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 1, 2025
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund, which operates as a fund of funds and invests in the Underlying SA Funds, does not pay transaction costs when buying and selling shares of the Underlying SA Funds; however, each of the Underlying SA Funds pay transaction costs when buying and selling securities for its portfolio. The transaction costs incurred by the Underlying SA Funds, which are not reflected in annual Fund operating expenses or in the expense example, affect the performance of the Underlying SA Funds and the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing in other mutual funds (“Underlying SA Funds”) managed by LWI Financial Inc. (“Adviser”) comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Actual allocations to fixed income investments or equity investments can deviate by up to 10%.

The Fund generally intends to remain well-diversified across countries and geographical regions. The Fund will normally invest at least 25% of its total assets in equity and fixed income investments issued by foreign companies and governments. Equity investments of the Underlying SA Funds may include securities of U.S. companies and foreign companies in developed and emerging market countries. Investments will include securities of small-, mid- and large-capitalization companies and will be broadly diversified across companies and industries. Investments may also include securities of real estate companies, including real estate investment trusts. Equity securities in which the Underlying SA Funds may invest include common stocks, preferred stocks, warrants, American Depositary Receipts and similar instruments. Fixed income investments of the Underlying SA Funds may include obligations issued or guaranteed by the U.S. or foreign governments or their respective agencies or instrumentalities, corporate debt obligations of U.S. and foreign issuers, obligations of supranational organizations, U.S. and foreign bank obligations, commercial paper, and repurchase agreements. Fixed income investments are normally investment grade securities (rated at least BBB- by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- by Fitch Ratings Ltd. (“Fitch”) or, if unrated, determined to be of comparable quality) that mature within five years from the date of settlement.

The Adviser has formulated the asset class allocations and bases investments in the Underlying SA Funds on its outlook for, and the relative valuations of, the Underlying SA Funds and the various markets in which they invest. The Adviser may change the asset class allocations and the particular Underlying SA Funds in which the Fund invests, without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in Underlying SA Funds that may offer superior opportunities given market conditions.

The Underlying SA Funds in which the Fund may invest as of the date of this Prospectus are described under “Information about the Underlying SA Funds.”

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money if you invest in the Fund. The principal risks that apply to the Fund (either directly or through its investments in the Underlying SA Funds) are:

●	Affiliated Fund Risk: In managing a Fund that invests in Underlying SA Funds, the Adviser will have the authority to select and substitute the Underlying SA Funds. The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various Underlying SA Funds because the fees payable to it by some of the Underlying SA Funds are higher than the fees payable by other Underlying SA Funds and because the Adviser is also responsible for managing, administering, and providing shareholder servicing to the Underlying SA Funds.

●	Investment in Underlying SA Funds Risk: The investment performance of the Fund is affected by the investment performance of the Underlying SA Funds in which the Fund invests. In addition, the Fund’s NAV is subject to fluctuations in the NAVs of the Underlying SA Funds in which it invests. The Fund is also subject to the risks associated with the securities in which the Underlying SA Funds invest and the ability of the Fund to achieve its investment objective depends on the ability of the Underlying SA Funds to meet their investment objectives and on the Adviser’s decisions regarding the allocation of the Fund’s assets among the Underlying SA Funds. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying SA Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying SA Fund, which will vary. There can be no assurance that the investment objective of the Fund or any Underlying SA Fund will be achieved. When the Fund invests in Underlying SA Funds, the Fund will indirectly bear its proportionate share of the fees and expenses of these Underlying SA Funds in addition to the direct fees and expenses of the Fund. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. As the Fund’s allocation to the Underlying SA Funds changes from time to time, or to the extent that the expense ratios of the Underlying SA Funds change, the operating expenses of the Underlying SA Funds borne by the Fund may increase or decrease.

●	Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

●	Allocation Risk: The Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to develop an appropriate asset class allocation model and select an appropriate mix and weighting of Underlying SA Funds. There is a risk that the Adviser’s evaluations and assumptions regarding asset classes, market segments or selection of Underlying SA Funds fails to produce the intended results which could cause the Fund to underperform other funds with a similar investment objective.

●	Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

●	Capitalization Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile. The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

●	Management Risk: The investment techniques and risk analyses applied by the Adviser may not produce the desired results. Furthermore, legislative regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Adviser in connection with managing the Allocation Fund or the Underlying SA Funds. There is no guarantee that the investment objective of the Allocation Fund or the Underlying SA Funds will be achieved.

●	Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

●	Value Stock Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies. In addition, particular value stocks in which the Underlying SA Funds invest may perform negatively even during periods when value stocks, in general, perform positively.

●	Interest Rate Risk: Generally, when market interest rates rise, the value of fixed income securities declines, and vice versa. Investing in such securities means that the Fund’s NAV will tend to decline if market interest rates rise. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. As of the date of this Prospectus, interest rates in the United States continue to be near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.

●	Credit Risk: The risks that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

●	Liquidity Risk: Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which it is being carried. Liquidity risk can be more pronounced in periods of market turmoil.

●	Investment Grade Securities Risk: Fixed income securities commonly are rated by national bond ratings agencies. Securities rated in the lower investment grade rating categories (e.g., BBB by S&P or Fitch or Baa by Moody’s) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

●	U.S. Government Securities Risk: U.S. government guarantees on fixed income securities do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

●	Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Values of securities denominated in foreign currencies also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies.

●	European Economic Risk: The European Union’s (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. In June 2016, citizens of the United Kingdom voted to leave the EU in a popular referendum. The full consequences of the so-called “Brexit” vote remain unclear, particularly with respect to the timeline of the withdrawal process and the outcome of negotiations of a new relationship between the United Kingdom and the EU. Brexit may have a significant impact on the economies of the United Kingdom and Europe as well as the broader global economy, which may cause increased volatility and illiquidity, and potentially lower economic growth in these markets. In addition, Brexit may cause other member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

●	Emerging Markets Risk: Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

●	Foreign Government and Supranational Organization Obligations Risk: Investments in foreign government obligations are exposed to the direct or indirect consequences of political, social, and economic changes in various countries. There is generally limited legal recourse in the event of a default with respect to foreign government and supranational organization obligations.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance One Year or Less	rr_PerformanceOneYearOrLess	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	none	[1],[2]
Shareholder servicing fee	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	2.72%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.85%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.72%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	$ 115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	$ 2,741

[1]	Based on estimated amounts for the current fiscal year.
[2]	The management fee has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.
[3]	There is no shareholder servicing fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.
[4]	The Adviser has contractually agreed to waive fees and/or reimburse expenses so that the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund's investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This expense limitation will remain in effect until July 1, 2025 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.